FINANCIAL ASSETS (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Current
Marketable securities	$ 262,000,000		$ 262,000,000		$ 207,000,000
Restricted cash	77,000,000		77,000,000		68,000,000
Derivative contracts	99,000,000		99,000,000		75,000,000
Loans and notes receivable	46,000,000		46,000,000		11,000,000
Total current	484,000,000		484,000,000		361,000,000
Non-current
Marketable securities	1,000,000		1,000,000		1,000,000
Restricted cash	7,000,000		7,000,000		11,000,000
Derivative contracts	61,000,000		61,000,000		7,000,000
Loans and notes receivable	179,000,000		179,000,000		150,000,000
Other financial assets	214,000,000		214,000,000		254,000,000
Total non-current	462,000,000		462,000,000		$ 423,000,000
Gains on disposals of marketable securities	$ 0	$ 6,000,000	$ 0	$ 39,000,000